PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 2,914,459
Balance at the end of the year	7,267,014	$ 2,914,459
Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	3,514,239	1,492,389
Additions	5,129,661	2,021,850
Balance at the end of the year	8,643,900	3,514,239
Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	2,914,459
Balance at the end of the year	7,267,014	2,914,459
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(599,780)	(115,260)
Depreciation	777,106	484,520
Balance at the end of the year	(1,376,886)	(599,780)
Property & Buildings | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	2,127,485	836,009
Additions	4,065,427	1,291,476
Balance at the end of the year	6,192,912	2,127,485
Property & Buildings | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	2,073,831
Balance at the end of the year	6,051,386	2,073,831
Property & Buildings | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(53,654)	(6,998)
Depreciation	87,872	46,656
Balance at the end of the year	(141,526)	(53,654)
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	32,392	15,860
Additions	61,106	16,532
Balance at the end of the year	93,498	32,392
Computer Equipment | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	15,285
Balance at the end of the year	49,709	15,285
Computer Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(17,107)	(4,090)
Depreciation	26,682	13,017
Balance at the end of the year	(43,789)	(17,107)
Geological Equipment. | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	823,122	336,020
Additions	724,332	487,102
Balance at the end of the year	1,547,454	823,122
Geological Equipment. | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	489,648
Balance at the end of the year	759,856	489,648
Geological Equipment. | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(333,474)	(45,474)
Depreciation	454,124	288,000
Balance at the end of the year	(787,598)	(333,474)
Vehicles | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	531,240	304,500
Additions	248,648	226,740
Balance at the end of the year	779,888	531,240
Vehicles | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	335,695
Balance at the end of the year	376,327	335,695
Vehicles | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(195,545)	(58,698)
Depreciation	208,016	136,847
Balance at the end of the year	(403,561)	$ (195,545)
Office Furniture and Equipment. | Cost
Reconciliation of changes in property, plant and equipment
Additions	30,148
Balance at the end of the year	30,148
Office Furniture and Equipment. | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the end of the year	29,736
Office Furniture and Equipment. | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Depreciation	412
Balance at the end of the year	$ (412)